Deposits and Subordinated Debt - Summary of Deposits (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits [Line Items]
Interest bearing	$ 87,640
Non-interest bearing	83,755
Payable after notice	368,893
Payable on a fixed date	426,613
Deposits	966,901	$ 976,202
Non interest bearing deposits	43,369	43,766
Unencumbered liquid assets	27,136	27,819
Canada
Disclosure Of Deposits [Line Items]
Interest bearing	75,250
Non-interest bearing	72,436
Payable after notice	170,799
Payable on a fixed date	298,403
Deposits	616,888	620,858
United States
Disclosure Of Deposits [Line Items]
Interest bearing	12,309
Non-interest bearing	11,319
Payable after notice	194,288
Payable on a fixed date	71,443
Deposits	289,359	305,472
Other countries
Disclosure Of Deposits [Line Items]
Interest bearing	81
Non-interest bearing	0
Payable after notice	3,806
Payable on a fixed date	56,767
Deposits	60,654	49,872
Total amortized cost deposits
Disclosure Of Deposits [Line Items]
Interest bearing	87,640
Non-interest bearing	83,755
Payable after notice	368,893
Payable on a fixed date	364,147
Deposits	904,435	920,040
Banks
Disclosure Of Deposits [Line Items]
Interest bearing	4,645
Non-interest bearing	1,880
Payable after notice	1,403
Payable on a fixed date	24,637
Deposits	32,565	27,621
Business and government
Disclosure Of Deposits [Line Items]
Interest bearing	79,101
Non-interest bearing	43,122
Payable after notice	214,576
Payable on a fixed date	241,034
Deposits	577,833	585,497
Individuals
Disclosure Of Deposits [Line Items]
Interest bearing	3,894
Non-interest bearing	38,753
Payable after notice	152,914
Payable on a fixed date	98,476
Deposits	294,037	306,922
Deposits at FVTPL
Disclosure Of Deposits [Line Items]
Interest bearing	0
Non-interest bearing	0
Payable after notice	0
Payable on a fixed date	62,466
Deposits	62,466	56,162
Bank Recapitalization (Bail-In) Regime
Disclosure Of Deposits [Line Items]
Payable on a fixed date	68,349	62,843
U.S. dollars
Disclosure Of Deposits [Line Items]
Deposits liabilities	494,961	508,058
Non USD Non CAD
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 66,663	$ 59,697